Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	CAD 1,114	CAD 1,127
Changes in foreign exchange rates	(27)	(13)
Ending balance	1,087	1,114
Steelmaking Coal Operations [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	702	702
Ending balance	702	702
Quebrada Blanca [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	412	425
Changes in foreign exchange rates	(27)	(13)
Ending balance	CAD 385	CAD 412